Summary of Significant Accounting Policies (Details) - Schedule of Loan and Accounts Receivable Write-Offs	12 Months Ended
Dec. 31, 2025
Consumer loans with or without collateral
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	6 months
Other transactions without collateral
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	24 months
Commercial loans with collateral
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	36 months
Mortgage loans
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	48 months
Consumer leasing
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	6 months
Other non-mortgage leasing transactions
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	12 months
Mortgage leasing (household and business)
Schedule of Loan and Accounts Receivable Write-Offs [Line Items]
Term	36 months